Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Remuneration of Key Management Personnel

Remuneration of key management personnel of the Company was as follows:

Year Ended December 31,	2024	2023	2022
Professional fees (1)	$136,081	$187,913	$307,534
Salaries (1)	858,479	840,650	833,717
Share based compensation(2)	1,564,208	1,429,568	3,092,012
	$2,558,768	$2,458,131	$4,233,263

(1)	Represents the professional fees and salaries paid to officers and directors in BTC. During the year ended December 31, 2024 the Company paid 26 BTC (December 31, 2023 - 8 BTC; December 31, 2022 - 27 BTC) as compensation for the services provided in by officers and directors with a fair value of $1,773,027 (December 31, 2023 - $220,591; December 31, 2022 - $739,745). A realized loss on fair value of accrued BTC of $773,876 was recognized through profit and loss during the year (December 31, 2023 - gain of $206,659; December 31, 2022 - $nil) based on changes in the price of BTC between the date salaries were owed and paid. As at December 31, 2024, 3 BTC with a fair value of $267,628 have been accrued for compensation related to services provided in 2024 by officers and directors.

(2)	Represents the share based compensation for officers and directors.